iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .8%
General Dynamics Corp. .................... 207,758 $ 51,897,948
Huntington Ingalls Industries, Inc. .............. 49,691 12,774,065
L3Harris Technologies, Inc. .................. 223,831 55,167,627
Raytheon Technologies Corp. ................ 1,690,831 160,324,595
Textron, Inc. ............................ 280,147 19,173,261
299,337,496
a
Air Freight & Logistics  —  0 .9%
FedEx Corp. ............................ 442,920 70,991,218
a
Airlines  —  0 .0%
Southwest Airlines Co.
(a)
.................... 95,254 3,462,483
a
Auto Components  —  0 .8%
BorgWarner, Inc. ......................... 895,529 33,609,203
Lear Corp. ............................. 196,586 27,268,444
60,877,647
a
Automobiles  —  5 .9%
Ford Motor Co. .......................... 16,579,359 221,666,030
General Motors Co. ....................... 6,318,310 247,993,667
469,659,697
a
Banks  —  4 .7%
Citigroup, Inc. ........................... 3,376,251 154,834,871
Citizens Financial Group, Inc. ................ 579,721 23,710,589
Fifth Third Bancorp ....................... 476,674 17,012,495
Regions Financial Corp. .................... 807,868 17,732,702
Wells Fargo & Co. ........................ 3,452,410 158,776,336
372,066,993
a
Beverages  —  0 .4%
Molson Coors Beverage Co. , Class B ........... 633,950 31,970,099
a
Biotechnology  —  4 .3%
AbbVie, Inc. ............................ 1,174,925 172,009,020
Biogen, Inc.
(a)
........................... 116,767 33,096,438
Gilead Sciences, Inc. ...................... 1,159,167 90,948,243
Moderna, Inc.
(a) (b)
......................... 282,579 42,480,101
338,533,802
a
Building Products  —  0 .8%
Johnson Controls International PLC ............ 696,000 40,256,640
Owens Corning .......................... 224,466 19,216,534
59,473,174
a
Capital Markets  —  2 .5%
Bank of New York Mellon Corp. (The) ........... 775,128 32,640,640
Franklin Resources, Inc.
(b)
................... 317,646 7,448,799
Goldman Sachs Group, Inc. (The) ............. 377,804 130,157,256
Invesco Ltd. ............................ 511,036 7,829,071
State Street Corp. ........................ 245,185 18,143,690
196,219,456
a
Chemicals  —  1 .3%
CF Industries Holdings, Inc. .................. 128,902 13,697,127
Dow, Inc. .............................. 562,423 26,287,651
Eastman Chemical Co. ..................... 98,136 7,537,826
LyondellBasell Industries NV , Class A ........... 348,781 26,664,308
Mosaic Co. (The) ......................... 476,712 25,623,270
Westlake Corp. .......................... 23,219 2,244,116
102,054,298
a
Security Shares Value
a
Communications Equipment  —  3 .7%
Cisco Systems, Inc. ....................... 5,735,668 $ 260,571,397
F5, Inc.
(a)
.............................. 84,005 12,005,155
Juniper Networks, Inc. ..................... 635,255 19,438,803
292,015,355
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 495,103 13,645,039
Capital One Financial Corp. .................. 548,721 58,175,400
71,820,439
a
Containers & Packaging  —  0 .3%
International Paper Co. ..................... 315,167 10,592,763
Westrock Co. ........................... 277,968 9,467,590
20,060,353
a
Distributors  —  0 .5%
LKQ Corp. ............................. 656,601 36,533,280
a
Diversified Financial Services  —  0 .2%
Equitable Holdings, Inc. .................... 629,147 19,264,481
a
Diversified Telecommunication Services  —  5 .8%
AT&T, Inc. .............................. 22,189,643 404,517,192
Liberty Global PLC , Class A
(a)
................ 435,154 7,336,697
Liberty Global PLC , Class C , NVS
(a) (b)
........... 1,211,011 21,386,454
Lumen Technologies, Inc. ................... 3,381,259 24,886,066
458,126,409
a
Electric Utilities  —  2 .8%
Constellation Energy Corp. .................. 981,737 92,813,416
Evergy, Inc. ............................. 321,279 19,639,785
NRG Energy, Inc. ......................... 479,746 21,300,722
PG&E Corp.
(a) (b)
.......................... 3,441,832 51,386,552
PPL Corp. ............................. 1,508,677 39,964,854
225,105,329
a
Electrical Equipment  —  0 .1%
Sensata Technologies Holding PLC ............ 189,546 7,621,645
a
Electronic Equipment, Instruments & Components  —  1 .5%
Arrow Electronics, Inc.
(a)
.................... 213,726 21,641,895
Corning, Inc. ............................ 1,483,128 47,712,228
TE Connectivity Ltd. ....................... 403,641 49,337,039
118,691,162
a
Entertainment  —  1 .1%
Warner Bros Discovery, Inc. , Series A
(a)
.......... 6,938,004 90,194,052
a
Equity Real Estate Investment Trusts (REITs)  —  2 .1%
Public Storage ........................... 192,327 59,573,288
Simon Property Group, Inc. .................. 476,342 51,911,751
Weyerhaeuser Co. ........................ 1,645,238 50,887,212
162,372,251
a
Food & Staples Retailing  —  1 .7%
Kroger Co. (The) ......................... 1,365,409 64,570,192
Walgreens Boots Alliance, Inc. ................ 1,942,890 70,915,485
135,485,677
a
Food Products  —  3 .0%
Archer-Daniels-Midland Co. .................. 547,760 53,121,765
Conagra Brands, Inc. ...................... 783,128 28,740,798
JM Smucker Co. (The) ..................... 211,715 31,896,982
Kraft Heinz Co. (The) ...................... 1,929,802 74,239,483
Tyson Foods, Inc. , Class A .................. 689,810 47,148,513
235,147,541
a

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Gas Utilities  —  0 .2%
UGI Corp. .............................. 537,022 $ 18,972,987
a
Health Care Providers & Services  —  5 .9%
Cardinal Health, Inc. ....................... 238,295 18,086,590
Centene Corp.
(a)
......................... 539,577 45,934,190
Cigna Corp. ............................ 347,064 112,122,496
CVS Health Corp. ........................ 1,418,238 134,307,139
DaVita, Inc.
(a)
............................ 39,410 2,877,324
Elevance Health, Inc. ...................... 151,951 83,082,248
Laboratory Corp. of America Holdings ........... 49,540 10,990,944
McKesson Corp. ......................... 107,734 41,948,388
Quest Diagnostics, Inc. ..................... 85,534 12,286,959
Universal Health Services, Inc. , Class B ......... 75,879 8,792,100
470,428,378
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a) (b)
..................... 160,550 4,758,702
a
Household Durables  —  3 .8%
DR Horton, Inc. .......................... 1,144,891 88,019,220
Lennar Corp. , Class A ...................... 1,242,628 100,280,080
Mohawk Industries, Inc.
(a) (b)
.................. 217,240 20,583,490
Newell Brands, Inc. ....................... 1,085,332 14,988,435
PulteGroup, Inc. ......................... 1,184,752 47,378,232
Whirlpool Corp. .......................... 210,823 29,144,172
300,393,629
a
Insurance  —  2 .9%
American International Group, Inc. ............. 912,585 52,017,345
Everest Re Group Ltd. ..................... 42,329 13,657,875
Fidelity National Financial, Inc. ................ 182,332 7,180,234
Hartford Financial Services Group, Inc. (The) ...... 236,002 17,088,905
Lincoln National Corp. ..................... 296,686 15,982,475
Loews Corp. ............................ 235,874 13,449,535
MetLife, Inc. ............................ 722,366 52,884,415
Principal Financial Group, Inc. ................ 209,966 18,504,304
Prudential Financial, Inc. .................... 396,674 41,726,138
232,491,226
a
IT Services  —  6 .8%
Cognizant Technology Solutions Corp. , Class A ..... 711,638 44,299,466
Fidelity National Information Services, Inc. ........ 1,227,921 101,905,164
Fiserv, Inc.
(a) (b)
........................... 883,993 90,821,441
Global Payments, Inc.
(b)
.................... 486,197 55,552,869
International Business Machines Corp. .......... 1,601,625 221,488,721
SS&C Technologies Holdings, Inc. ............. 347,145 17,850,196
Western Union Co. (The) ................... 731,979 9,889,036
541,806,893
a
Machinery  —  1 .8%
Cummins, Inc. ........................... 187,373 45,814,572
PACCAR, Inc. ........................... 478,591 46,341,967
Snap-on, Inc. ........................... 69,664 15,468,891
Stanley Black & Decker, Inc. ................. 175,554 13,779,233
Westinghouse Air Brake Technologies Corp. ....... 246,664 23,008,818
144,413,481
a
Media  —  0 .8%
DISH Network Corp. , Class A
(a) (b)
.............. 586,552 8,745,490
Fox Corp. , Class A , NVS .................... 626,759 18,094,532
Fox Corp. , Class B ........................ 310,151 8,436,107
Paramount Global , Class B , NVS .............. 1,562,327 28,621,831
63,897,960
a
Security Shares Value
a
Metals & Mining  —  1 .0%
Alcoa Corp. ............................. 110,241 $ 4,302,706
Cleveland-Cliffs, Inc.
(a)
..................... 538,060 6,989,399
Nucor Corp. ............................ 326,925 42,951,407
Steel Dynamics, Inc. ....................... 255,570 24,036,359
78,279,871
a
Mortgage Real Estate Investment  —  0 .1%
Annaly Capital Management, Inc. .............. 533,627 9,898,781
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 411,364 36,183,577
a
Oil, Gas & Consumable Fuels  —  5 .3%
APA Corp. ............................. 383,104 17,415,908
Coterra Energy, Inc. ....................... 852,741 26,545,827
Devon Energy Corp. ....................... 997,507 77,157,166
Diamondback Energy, Inc. ................... 347,833 54,648,043
EOG Resources, Inc. ...................... 1,091,420 149,000,658
Marathon Oil Corp. ........................ 985,500 30,008,475
Pioneer Natural Resources Co. ............... 267,885 68,688,393
423,464,470
a
Pharmaceuticals  —  5 .5%
Bristol-Myers Squibb Co. .................... 2,048,374 158,687,534
Jazz Pharmaceuticals PLC
(a) (b)
................ 58,354 8,390,722
Pfizer, Inc. ............................. 5,224,303 243,191,305
Viatris, Inc. ............................. 2,105,634 21,330,072
431,599,633
a
Professional Services  —  0 .2%
Clarivate PLC
(a) (b)
......................... 387,901 4,007,017
Leidos Holdings, Inc. ...................... 136,632 13,880,445
17,887,462
a
Real Estate Management & Development  —  0 .8%
CBRE Group, Inc. , Class A
(a)
................. 899,567 63,815,283
a
Road & Rail  —  0 .3%
AMERCO .............................. 17,416 10,017,509
Knight-Swift Transportation Holdings, Inc. , Class A .. 368,414 17,694,924
27,712,433
a
Semiconductors & Semiconductor Equipment  —  9 .2%
Applied Materials, Inc. ..................... 1,087,814 96,043,098
Intel Corp. ............................. 10,697,918 304,141,809
Micron Technology, Inc. ..................... 3,779,030 204,445,523
NXP Semiconductors NV ................... 307,384 44,902,655
ON Semiconductor Corp.
(a)
.................. 608,969 37,408,966
Qorvo, Inc.
(a)
............................ 209,123 18,001,308
Skyworks Solutions, Inc. .................... 260,160 22,376,361
727,319,720
a
Software  —  0 .3%
VMware, Inc. , Class A ...................... 215,227 24,219,494
a
Specialty Retail  —  0 .5%
Best Buy Co., Inc. ........................ 571,912 39,124,500
a
Technology Hardware, Storage & Peripherals  —  3 .0%
Dell Technologies, Inc. , Class C ............... 597,050 22,926,720
Hewlett Packard Enterprise Co. ............... 4,424,500 63,137,615
HP, Inc. ............................... 2,739,173 75,655,958
NetApp, Inc. ............................ 292,476 20,259,813
Seagate Technology Holdings PLC ............. 365,452 18,148,346
Western Digital Corp.
(a)
..................... 982,370 33,764,057
233,892,509
a

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
.
Security Shares Value
a
Tobacco  —  1 .3%
Altria Group, Inc. ......................... 2,295,292 $ 106,203,161
a
Trading Companies & Distributors  —  0 .4%
United Rentals, Inc.
(a)
...................... 105,585 33,334,240
a
Total Long-Term Investments — 99.8%
(Cost: $ 8,948,548,813 ) ............................... 7,907,182,727
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 96,954,316 96,934,926
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 12,512,507 12,512,507
a
Total Short-Term Securities — 1.4%
(Cost: $ 109,442,917 ) ................................ 109,447,433
Total Investments — 101.2%
(Cost: $ 9,057,991,730 ) ............................... 8,016,630,160
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (97,405,492)
Net Assets — 100.0% ................................. $ 7,919,224,668
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 147,212,646  $ —  $ (50,224,881)
(a)
$ (27,966) $ (24,873) $ 96,934,926  96,954,316  $ 68,295
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 15,516,861  —  (3,004,354)
(a)
—  —  12,512,507  12,512,507  103,121  —
$ (27,966) $ (24,873)
$ 109,447,433
$ 171,416  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index ................................................................ 43 12/16/22 $ 3,984 $ 225,850
S&P 500 E-Mini Index ................................................................... 37 12/16/22 7,184 250,224
$ 476,074

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Value Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,907,182,727 $ — $ — $ 7,907,182,727
Short-Term Securities
Money Market Funds ...................................... 109,447,433 — — 109,447,433
$ 8,016,630,160 $ — $ — $ 8,016,630,160
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 476,074 $ — $ — $ 476,074
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares